Debt, Derivatives and Royalty certificates liabilities- Derivatives (Details)				1 Months Ended	12 Months Ended
	Jan. 04, 2024 EUR (€) € / shares shares	Nov. 28, 2022 EUR (€) D € / shares shares	Jul. 01, 2022 € / shares shares	Nov. 30, 2022 shares	Dec. 31, 2025 EUR (€) D € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) EquityInstruments € / shares shares	Mar. 30, 2026 shares
Disclosure of detailed information about borrowings [line items]
Number of equity instruments granted | EquityInstruments							1,060,000
Nominal value | € / shares					€ 0.01
Finance contract with EIB
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares				2,266,023
EIB Tranche A 2022
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant | € / shares		€ 0.01
Number of warrants issued | shares		2,266,023
Exercise price (in euros) | € / shares		€ 4.02
Number of BSA outstanding | shares		2,266,023			2,266,023	2,266,023	2,266,023
Stock price | € / shares		€ 4.13			€ 3.95	€ 2.18	€ 4.1
Maturity (months)		12 years			8 years 10 months 24 days	9 years 10 months 24 days	10 years 10 months 24 days
Volatility		68.00%			56.20%	58.30%	62.00%
Cap of the put option (k€) | €		€ 25,000			€ 25,000	€ 25,000	€ 25,000
Fair Value (k€) | €		€ 9,469,000			€ 61,004,000	€ 11,987,000	€ 10,266,000
Unit Fair value (€) | €		4.18			26.92	5.29	4.53
Number of shares per instrument | shares		1			6.46	2.7	1.2
EIB Tranche B 2024
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant | € / shares	€ 0.01
Maturity term of warrants	12 years
Exercise price of warrant | € / shares	€ 3.95
Number of warrants issued | shares	3,144,654
Exercise price (in euros) | € / shares	€ 3.95
Number of BSA outstanding | shares	3,144,654				3,144,654	3,144,654
Stock price | € / shares	€ 4.12				€ 3.95	€ 2.18
Maturity (months)	12 years				10 years	11 years
Volatility	62.00%				56.20%	58.30%
Cap of the put option (k€) | €	€ 25,000				€ 25,000	€ 25,000
Fair Value (k€) | €	€ 11,809,000				€ 58,381,000	€ 12,328,000
Unit Fair value (€) | €	3.76				18.57	3.92
Subscription price per warrant | € / shares	€ 0.01
Number of shares per instrument | shares	1				5.05	2.13
Warrant agreement with the European Investment Bank
Disclosure of detailed information about borrowings [line items]
Maturity term of warrants			12 years
Warrant agreement with the European Investment Bank | Finance contract with EIB | Volatility
Disclosure of detailed information about borrowings [line items]
Impact of reasonably possible increase (decrease) in assumption | €					€ 200,000
Warrant agreement with the European Investment Bank | EIB Tranche A 2022 | Number of shares callable per warrant
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase (decrease) in risk assumption					15.00%
Impact of reasonably possible decrease in assumption | €					€ 9,100,000
Impact of reasonably possible increase in assumption | €					€ (9,200,000)
Warrant agreement with the European Investment Bank | EIB Tranche A 2022 | Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase (decrease) in risk assumption					1.00%
Warrant agreement with the European Investment Bank | EIB Tranche A 2022 | Forecast
Disclosure of detailed information about borrowings [line items]
Number of shares per instrument | shares								6.46
Warrant agreement with the European Investment Bank | EIB Tranche A 2022 | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant | € / shares						€ 4.02
Number of shares per instrument | shares						2.7
Warrant agreement with the European Investment Bank | EIB Tranche B 2024 | Number of shares callable per warrant
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase (decrease) in risk assumption					15.00%
Impact of reasonably possible decrease in assumption | €					€ 8,400,000
Impact of reasonably possible increase in assumption | €					€ (8,600,000)
Warrant agreement with the European Investment Bank | EIB Tranche B 2024 | Forecast
Disclosure of detailed information about borrowings [line items]
Number of shares per instrument | shares								5.05
Warrant agreement with the European Investment Bank | EIB Tranche B 2024 | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant | € / shares						€ 3.95
Number of shares per instrument | shares						2.13
Warrant agreement with the European Investment Bank | Derivatives
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant | € / shares			€ 0.01
Threshold trading days of warrants | D		90			90
Number of shares per instrument | shares			1
Warrant agreement with the European Investment Bank | Derivatives | EIB Tranche A 2022
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant | € / shares		€ 4.02
Number of warrants issued | shares		2,266,023
Maximum potential gross proceeds from exercise of warrants | €	€ 12,400,000	€ 9,100,000
Transaction costs on issue of warrants | €		€ 56,000
Warrant agreement with the European Investment Bank | Derivatives | EIB Tranche B 2024
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant | € / shares	€ 3.95
Number of warrants issued | shares	3,144,654
Transaction costs on issue of warrants | €	€ 89,000